Schedule of Investments (unaudited) December 31, 2019	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.6%
Coles Group Ltd.	279,667	$2,917,425
Treasury Wine Estates Ltd.	173,849	1,984,644
Woolworths Group Ltd.	309,460	7,866,064

		12,768,133

Belgium — 2.0%
Anheuser-Busch InBev SA/NV	194,642	15,886,084

Brazil — 0.8%
Ambev SA, ADR	1,043,994	4,865,012
BRF SA, ADR(a)	168,840	1,468,908

		6,333,920

Canada — 1.7%
Alimentation Couche-Tard Inc., Class B	199,499	6,339,968
George Weston Ltd.	17,576	1,396,321
Loblaw Companies Ltd.	42,512	2,196,495
Metro Inc.	61,377	2,536,490
Saputo Inc.	57,248	1,774,721

		14,243,995

Denmark — 0.5%
Carlsberg A/S, Class B	24,822	3,705,589

France — 4.9%
Carrefour SA	132,001	2,215,157
Danone SA	149,094	12,367,752
L’Oreal SA	56,530	16,752,093
Pernod Ricard SA	50,421	9,021,649

		40,356,651

Germany — 0.3%
Beiersdorf AG	23,468	2,809,461

Ireland — 0.5%
Kerry Group PLC, Class A	35,044	4,370,326

Japan — 7.0%
Aeon Co. Ltd.	199,017	4,130,507
Ajinomoto Co. Inc.	128,900	2,152,781
Asahi Group Holdings Ltd.	107,098	4,910,691
FamilyMart Co. Ltd.	59,000	1,425,121
Japan Tobacco Inc.	260,200	5,824,122
Kao Corp.	110,600	9,184,863
Kikkoman Corp.	45,400	2,243,368
Kirin Holdings Co. Ltd.	210,396	4,627,066
MEIJI Holdings Co. Ltd.	33,700	2,288,530
Nissin Foods Holdings Co. Ltd.	19,700	1,471,949
Seven & i Holdings Co. Ltd.	183,037	6,742,094
Shiseido Co. Ltd.	92,000	6,587,937
Unicharm Corp.	103,600	3,527,214
Yakult Honsha Co. Ltd.	37,520	2,081,855

		57,198,098

Mexico — 1.0%
Fomento Economico Mexicano SAB de CV	448,918	4,247,415
Wal-Mart de Mexico SAB de CV	1,228,258	3,522,038

		7,769,453

Netherlands — 4.4%
Heineken Holding NV	24,897	2,414,610
Heineken NV	55,671	5,931,614
Koninklijke Ahold Delhaize NV	272,512	6,819,920

Security	Shares	Value

Netherlands (continued)
Unilever NV	354,810	$20,403,579

		35,569,723

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)(b)	171,708	1,726,041

Norway — 0.6%
Mowi ASA	105,998	2,752,693
Orkla ASA	199,982	2,024,558

		4,777,251

Sweden — 0.8%
Essity AB, Class B	141,079	4,548,383
Swedish Match AB	40,089	2,067,607

		6,615,990

Switzerland — 9.3%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	235	1,823,746
Chocoladefabriken Lindt & Spruengli AG, Registered	28	2,472,247
Nestle SA, Registered	665,361	71,995,173

		76,291,166

United Kingdom — 11.5%
Associated British Foods PLC	82,975	2,855,753
British American Tobacco PLC	524,253	22,442,914
Diageo PLC	540,819	22,929,994
Imperial Brands PLC	219,835	5,443,025
J Sainsbury PLC	399,863	1,217,823
Reckitt Benckiser Group PLC	169,207	13,738,588
Tate & Lyle PLC	104,785	1,055,264
Tesco PLC	2,225,583	7,524,170
Unilever PLC	267,646	15,425,317
Wm Morrison Supermarkets PLC	560,701	1,484,093

		94,116,941

United States — 51.8%
Altria Group Inc.	428,123	21,367,619
Archer-Daniels-Midland Co.	129,222	5,989,440
Brown-Forman Corp., Class B, NVS(b)	42,346	2,862,590
Campbell Soup Co.	38,849	1,919,918
Church & Dwight Co. Inc.	56,434	3,969,568
Clorox Co. (The)	29,588	4,542,942
Coca-Cola Co. (The)	764,057	42,290,555
Colgate-Palmolive Co.	198,224	13,645,740
Conagra Brands Inc.	110,931	3,798,277
Constellation Brands Inc., Class A	38,599	7,324,160
Costco Wholesale Corp.	100,670	29,588,926
Coty Inc., Class A	65,346	735,142
Estee Lauder Companies Inc. (The), Class A	50,823	10,496,982
General Mills Inc.	138,451	7,415,436
Hershey Co. (The)	33,702	4,953,520
Hormel Foods Corp.	64,353	2,902,964
JM Smucker Co. (The)	26,502	2,759,653
Kellogg Co.	57,888	4,003,534
Kimberly-Clark Corp.	78,871	10,848,706
Kraft Heinz Co. (The)	141,925	4,560,050
Kroger Co. (The)	182,367	5,286,819
Lamb Weston Holdings Inc.	33,416	2,874,778
McCormick & Co. Inc./MD, NVS	28,170	4,781,294
Molson Coors Brewing Co., Class B	44,100	2,376,990
Mondelez International Inc., Class A	330,158	18,185,103
Monster Beverage Corp.(a)	87,269	5,545,945
PepsiCo Inc.	263,161	35,966,214

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Consumer Staples ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Philip Morris International Inc.	356,425	$30,328,203
Procter & Gamble Co. (The)	557,029	69,572,922
Sysco Corp.	116,051	9,927,003
Tyson Foods Inc., Class A	67,018	6,101,319
Walgreens Boots Alliance Inc.	171,686	10,122,607
Walmart Inc.	302,330	35,928,897

		422,973,816

Total Common Stocks — 98.9% (Cost: $725,929,188)		807,512,638

Preferred Stocks

Germany — 0.5%
Henkel AG & Co. KGaA, Preference Shares, NVS	42,337	4,381,645

Total Preferred Stocks — 0.5% (Cost: $4,893,623)		4,381,645

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	3,723,183	3,724,672

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	341,669	$341,669

		4,066,341

Total Short-Term Investments — 0.5% (Cost: $4,066,341)		4,066,341

Total Investments in Securities — 99.9% (Cost: $734,889,152)		815,960,624

Other Assets, Less Liabilities — 0.1%		854,652

Net Assets — 100.0%		$816,815,276

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,172,087	2,551,096	3,723,183	$3,724,672	$30,198	(a)	$(187)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	948,581	(606,912)	341,669	341,669	15,355		—	—

				$4,066,341	$45,553		$(187)	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Consumer Staples Index	53	03/20/20	$3,363	$17,818
Euro STOXX 50 Index	17	03/20/20	712	(2,547)
FTSE 100 Index	6	03/20/20	596	1,215

				$16,486

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Consumer Staples ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$807,512,638	$—	$—	$807,512,638
Preferred Stocks	4,381,645	—	—	4,381,645
Money Market Funds	4,066,341	—	—	4,066,341

	$815,960,624	$—	$—	$815,960,624

Derivative financial instruments(a)
Assets
Futures Contracts	$19,033	$—	$—	$19,033
Liabilities
Futures Contracts	(2,547)	—	—	(2,547)

	$16,486	$—	$—	$16,486

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

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